Income taxes	12 Months Ended
Dec. 31, 2018
Income taxes
Income taxes

8.  Income taxes

a) Deferred income tax assets and liabilities

	December 31, 2018	December 31, 2017
Taxes losses carryforward	4,882	4,471
Temporary differences:
Employee post retirement obligations	674	684
Provision for litigation	409	457
Timing differences arising on assets	1,253	1,268
Fair value of financial instruments	538	549
Allocated goodwill	(2,328)	(2,433)
Others	(52)	(77)
	494	448
Total	5,376	4,919
Assets	6,908	6,638
Liabilities	(1,532)	(1,719)
	5,376	4,919

Changes in deferred tax are as follows:

	Assets	Liabilities	Deferred taxes, net
Balance at December 31, 2016	7,343	1,700	5,643
Utilization of taxes losses carryforward	(2,143)	—	(2,143)
Timing differences arising on assets	103	—	103
Fair value of financial instruments	388	—	388
Allocated goodwill	—	(109)	109
Others	897		897
Effect in income statement	(755)	(109)	(646)
Transfers between asset and liabilities	40	40	—
Translation adjustment	(24)	75	(99)
Other comprehensive income	(68)	13	(81)
Effect of discontinued operations
Effect in income statement	102	—	102
Balance at December 31, 2017	6,638	1,719	4,919
Taxes losses carryforward	665	—	665
Timing differences arising on assets	152	—	152
Fair value of financial instruments	147	—	147
Allocated goodwill	—	(37)	37
Others	(77)	—	(77)

Effect in income statement	887	(37)	924
Transfers between asset and liabilities	(70)	(70)	—
Translation adjustment	(673)	(102)	(571)
Other comprehensive income	123	22	101

Effect of discontinued operations
Effect in income statement	14	—	14
Transfer to net assets held for sale	(11)	—	(11)
Balance at December 31, 2018	6,908	1,532	5,376

The tax loss carryforward does not expire in the Brazilian jurisdiction and their compensation is limited to 30% of the taxable income for the year. The local profits of subsidiaries abroad are also taxed in Brazil and there is no restriction on their offset against tax losses generated previously by the foreign entity or by the Parent Company.

b) Income tax reconciliation – Income statement

The total amount presented as income taxes in the income statement is reconciled to the statutory rate, as follows:

	Year ended December 31
	2018	2017	2016
Income before income taxes	6,816	7,829	7,984
Income taxes at statutory rates ‐ 34%	(2,317)	(2,662)	(2,715)
Adjustments that affect the basis of taxes:
Income tax benefit from interest on stockholders' equity	873	728	87
Tax incentives	576	372	344
Equity results	104	35	107
Additions (reversals) of tax loss carryforward (i)	1,510	99	(273)
Unrecognized tax losses of the year	(458)	(432)	(708)
Nondeductible effect of impairment	(24)	(43)	(97)
Others	(92)	408	474
Income taxes	172	(1,495)	(2,781)

(i)    In 2018, the Company recognized tax loss carryforward from tax losses of subsidiary abroad.

c) Tax incentives

In Brazil, Vale has tax incentives to partially reduce the income tax generated by the operations conducted in the North and Northeast regions that includes iron ore, manganese, copper and nickel. The incentive is calculated based on the taxable income of the incentive activity (tax operating income) and takes into account the allocation of tax operating income into different incentives applicable to different tranches of production during the periods specified for each product, usually 10 years. Most of our incentives are expected to expire up to 2024 and the last recognized tax incentive will expire in 2027. An amount equal to that obtained with the tax saving must be appropriated in retained earnings reserve account in stockholders’ equity, and cannot be distributed as dividends to stockholders.

In addition to those incentives, the amount equivalent to 30% of the income tax due, can be reinvested in the acquisition of new machinery and equipment, subject to subsequent approval by the regulatory agency responsible, Superintendência de Desenvolvimento da Amazônia (“SUDAM”) and/or the Superintendência de Desenvolvimento do Nordeste (“SUDENE”). The reinvestment subsidy is accounted in retained earnings reserve account, which restricts the distribution as dividends to stockholders. This tax incentive will expire in 2023.

Vale is subject to the revision of income tax by local tax authorities in a range up to 10 years depending on jurisdiction where the Company operates.

d) Income taxes - Settlement program (“REFIS”)

The balance mainly relates to REFIS to settle most of the claims related to the collection of income tax and social contribution on equity gains of foreign subsidiaries and affiliates from 2003 to 2012. As December 31, 2018, the balance of US$4,349 (US$432 as current and US$3,917 as non‑current) is due in 118 remaining monthly installments, bearing interest at the SELIC rate (Special System for Settlement and Custody), while at December 31, 2017, the balance was US$5,375 (US$485 as current and US$4,890 as non‑current).

As at December 31, 2018, the SELIC rate was 6.50% per annum (7.00% per annum at December 31, 2017).

Accounting policy

The recognition of income taxes as deferred taxes is based on temporary differences between carrying amount and the tax basis of assets and liabilities as well as tax losses carryforwards. The deferred income tax assets and liabilities are offset when there is a legally enforceable right on the same taxable entity.

The deferred tax assets arising from tax losses and temporary differences are not recognized when is not probable that future taxable profit will be available against which temporary differences and/or tax losses can be utilized.

Income taxes are recognized in the income statement, except for items recognized directly in stockholders’ equity. The provision for income tax is calculated individually for each entity of the Company based on Brazilian tax rates, on an accrual basis, by applying the differential between the nominal local tax rates (based on rules enacted in the location of the entity) and the Brazilian tax rate.

Critical accounting estimates and judgments

Deferred tax assets arising from tax losses, negative social contribution basis and temporary differences are registered taking into account the analysis of future performance, considering economic and financial projections, prepared based on internal assumptions and macroeconomic environment, trade and tax scenarios that may be subject to changes in the future. The assumptions of future profits are based on production and sales planning, commodity prices, operational costs and planned capital costs.